Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Reflected in the Consolidated Condensed Balance Sheet

At March 31, 2024 and December 31, 2023, the Class A common stock reflected in the unaudited consolidated condensed balance sheets is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	27,881,248
Class A common stock subject to possible redemption, December 31, 2022	290,357,770
Less:
Redemption	(287,071,970)
Plus:
Accretion of carrying value to redemption value	2,942,345
Class A common stock subject to possible redemption, December 31, 2023	6,228,145
Plus:
Accretion of carrying value to redemption value	43,863
Class A common stock subject to possible redemption, March 31, 2024	$6,272,008

At December 31, 2023 and 2022, the Class A common stock reflected in the consolidated balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	27,881,248
Class A common stock subject to possible redemption, December 31, 2022	290,357,770
Less:
Redemption	(287,071,970)
Plus:
Accretion of carrying value to redemption value	2,942,345
Class A common stock subject to possible redemption, December 31, 2023	$6,228,145

Schedule of Basic and Diluted Net (Loss) Income Per Common Share

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2024			2023
	Class A Redeemable	Class A Non- Redeemable	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income,	$(90,300)	$(1,101,139)	$(21,874)	$722,111	$169,755
Denominator:
Basic and diluted weighted average shares outstanding	577,937	7,047,500	140,000	25,303,491	5,948,379
Basic and diluted net (loss) income per common share	$(0.16)	$(0.16)	$(0.16)	$0.03	$0.03
The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	For the Year Ended December 31,
	2023			2022
	Class A Redeemable	Class A Non- Redeemable	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income,	$(782,184)	$(583,482)	$(164,960)	$7,877,369	$1,969,342
Denominator:
Basic and diluted weighted average shares outstanding	7,511,529	5,603,340	1,584,160	28,750,000	7,187,500
Basic and diluted net (loss) income per common share	$(0.10)	$(0.10)	$(0.10)	$0.27	$0.27